Restructuring Charges (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized				$ 8,796,000
Utilized	$ (149,000)	$ (1,359,000)	$ (1,167,000)
Asset write-off				(5,629,000)
Closing provision	492,000	641,000	2,000,000	3,167,000
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized	0	8,159,000
Utilized	(768,000)	(6,305,000)
Foreign exchange		(63,000)
Closing provision	1,023,000	1,791,000
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized		6,190,000
Utilized	(393,000)	(5,734,000)
Foreign exchange		(63,000)
Closing provision		393,000
Onerous Lease | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized				3,167,000
Utilized	(149,000)	(1,359,000)	(1,167,000)
Closing provision	492,000	641,000	$ 2,000,000	3,167,000
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized		1,969,000
Utilized	(375,000)	(571,000)
Closing provision	$ 1,023,000	$ 1,398,000
Asset Impairment | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized				5,629,000
Asset write-off				$ (5,629,000)